Intangible assets - Additional information (Details)		12 Months Ended
	Aug. 16, 2019 CAD ($)	Dec. 31, 2021 USD ($)
Sonalleve MR-HIFU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth assumption		4.00%
Discount rate		16.00%
Amount by which unit's recoverable amount exceeds its carrying amount		$ 3,464,000
Impairment loss		$ 0
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Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Milestone payment	$ 250,000